13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	R$ 1,840.3
2018 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	27.9
2019 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	74.8
2020 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	137.8
2021 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	155.3
2022 onwards [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	184.5
2022 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	714.4
2026 onwards [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	R$ 545.6